Acquisitions And Divestitures (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended		3 Months Ended				6 Months Ended
	Jun. 29, 2012	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Oct. 03, 2011 Van Houtte USA Holdings Inc [Member]	Mar. 28, 2014 Van Houtte USA Holdings Inc [Member]	Mar. 29, 2013 Van Houtte USA Holdings Inc [Member]	Mar. 28, 2014 Van Houtte USA Holdings Inc [Member]	Mar. 29, 2013 Van Houtte USA Holdings Inc [Member]	Sep. 27, 2013 Van Houtte USA Holdings Inc [Member]	Sep. 28, 2012 Van Houtte USA Holdings Inc [Member]	Mar. 30, 2012 Van Houtte USA Holdings Inc [Member]	Sep. 30, 2011 Van Houtte USA Holdings Inc [Member]	Mar. 18, 2011 Masterplan	Sep. 28, 2012 Masterplan	Sep. 30, 2011 Masterplan	Dec. 30, 2011 MESA Masterplan	Apr. 01, 2011 Chilean Subsidiary	Jul. 01, 2011 Seamless North America, LLC	Sep. 30, 2011 Galls LLC	Mar. 28, 2014 McKinley Chalet Hotel [Member]
Business Acquisition [Line Items]
Purchase consideration							$ 145,200,000									$ 154,154,000
Refund of purchase price														7,400,000
Redeemable noncontrolling interest related to subsidiary								10,200,000		10,200,000		10,200,000	10,400,000
Net income attributable to redeemable noncontrolling interest								200,000	200,000	400,000	400,000	800,000	1,100,000
Distributions to redeemable noncontrolling interest										400,000	400,000	900,000	900,000
Revenue attributable to acquired entity													108,000,000				107,300,000	62,400,000
Net income/(loss) attributable to acquired entity													(1,600,000)				(200,000)	(4,700,000)
Pretax transaction-related costs															700,000
Proceeds from divestiture		24,000,000	919,000	919,000	6,479,000	83,078,000													4,200,000	11,600,000	50,000,000	75,000,000	24,000,000
Reduction in goodwill from MESA sale																			1,700,000
Proceeds from indemnity claims	5,500,000
Gain related to settlement of indemnity claims	1,000,000
Current assets																29,906,000
Current liabilities																(31,396,000)
Property and equipment																3,736,000
Other intangible assets																42,800,000
Goodwill		4,615,402,000		4,619,987,000	4,729,474,000											126,757,000
Other assets																314,000
Long-term borrowings																(767,000)
Deferred income taxes and other noncurrent liabilities																(17,196,000)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total																154,154,000
Percentage ownership sold in Chilean subsidiary																				67.00%
Gain (Loss) on Sale of Business																				7,700,000			(6,700,000)
Gain (Loss) on Sale, Net of Tax																				5,800,000			(9,100,000)
Goodwill, Written off Related to Sale of Business Unit																							$ 12,800,000